Net Foreign Exchange Loss (Tables)	12 Months Ended
Jun. 30, 2025
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange Loss

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Net foreign exchange loss	1,334	107	489
Total net foreign exchange loss	1,334	107	489